Income tax expense - Summary of income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	₩ 6,029,092	₩ 5,964,960	₩ 6,366,626
Income taxes at statutory tax rates	1,581,318	1,564,388	1,740,460
Non-taxable income	(44,370)	(10,350)	(13,902)
Non-deductible expense	19,755	16,514	16,762
Tax credit	(1,484)	(1,185)	(1,233)
Others	(84,297)	(82,407)	(130,975)
Income tax expenses	₩ 1,470,922	₩ 1,486,960	₩ 1,611,112
Effective tax rate	24.40%	24.93%	25.31%